Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Expenses
17. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant share options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 11,500,000 ordinary shares. In December 2012, the Board of Directors approved an increase in the number of shares available for issuance under the plan to 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan was initially 5,500,000 ordinary shares as of the date of its approval. The number of shares reserved for future issuances under the 2014 Plan will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the 2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis. In December 2016, the Board of Directors approved an increase in the number of shares available for issuance under the 2014 Plan to 7,942,675 ordinary shares.

The share
options and restricted shares
granted under the 2008 plan initially
have a contractual term of six years, and grants under the 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan generally vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2008 plan, incentive awards are only exercisable upon occurrence of certain defined exercisable events. The Group did not recognize any share-based compensation expense for the awards granted until the completion of the Company’s IPO on May 9, 2014 upon which the performance condition was satisfied. As of December 31, 2018, 20,507,371 options and 223,399 restricted shares were outstanding under the 2008 and 2014 plan.

Share-based compensation expense of RMB
92,419
, RMB
98,675
and RMB
68,738
were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Share options

The following table summarizes the Company’s option activities:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In Years	US$’000

Outstanding at January 1, 2018	17,164,617	2.01	6.36	13,340
Granted	7,704,003	1.67
Exercised	(886,812)	0.75
Forfeited	(3,474,437)	2.54
Outstanding at December 31, 2018	20,507,371	1.81	6.77	6,879
Vested and expected to vest at December 31, 2018	19,619,273	1.81	6.68	6,856
Exercisable at December 31, 2018	10,496,642	1.74	4.72	6,615

On March 4, 2016, the Company modified the exercise price of 14,478,293 share options granted under 2014 Plan to US$3.09. The incremental compensation expense of RMB
23,197
(US$3,341) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For options already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these options.

On May 31, 2016, the Company modified the exercise price of 7,260,242 share options to US$0.0001 and the number of share options was reduced to 3,630,121. The incremental compensation expense was insignificant and was recognized over the remaining service period.

On February 15, 2017, the Company extended the contract life of 2,435,709 share options granted under 2008 plan from six years to ten years. On March 1, 2018, the Company extended the contract life of 200,523 share options granted under 2008 plan from six years to ten years. The incremental compensation expense for the modifications were insignificant and were recognized immediately since the share options were fully vested.

The total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was RMB
26,587
, RMB
103,082
and RMB
11,026
(US$1,604), respectively.

The weighted-average grant date fair value for options granted during the years ended December 31, 2016, 2017 and 2018 was US$1.47, US$2.66 and US$1.28, respectively, computed using the binomial option pricing model.

The total fair value of share options vested during the years ended December 31, 2016, 2017, and 2018 was RMB
67,727
, RMB
82,814
and RMB
73,997
(US$
10,762
), respectively.

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Time to maturity is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

The grant date fair value of each option is calculated using a binomial option pricing model with the following assumptions:

	2016	2017	2018

Expected volatility	55.86%-57.49%	51.39%-52.4%	49.9%
Risk-free interest rate	1.85%-2.4%	2.21%-2.45%	2.97%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0%-20%	0%-20%
Fair value of the common share on the date of option grant	US$2.68-2.97 RMB18.6-20.60	US$1.39-2.92 RMB9.05-18.98	US$1.24-1.35 RMB8.54-9.31

As of December 31, 2018, there was RMB
86,902
in total unrecognized compensation expense related to unvested options, which is expected to be recognized over a weighted-average period of 2.74 years.

Restricted shares

The total intrinsic value of restricted shares vested for the years ended December 31, 2016, 2017 and 2018 were RMB
1,777
, RMB
2,468
and RMB
1,470
(US$214), respectively.

The fair value of restricted shares with service conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of restricted shares	Weighted average grant date fair value

Outstanding as of January 1, 2018	104,779	3.82
Granted	210,000	2.23
Vested	(91,380)	3.28
Outstanding as of December 31, 2018	223,399	2.54
Vested and expected to vest at December 31, 2018	223,399	2.54

As of December 31, 2018, there was RMB
3,778
in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 2.69 years.